Warrants	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Warrants
Warrants

Note 16 — Warrants

Outstanding warrants consist of the following:

	June 30, 2025	September 30, 2024
Public Warrants	6,000,000	6,000,000
Private Warrants	3,000,000	3,000,000
PIPE Warrants	250,000	1,750,000
PIPE Common Warrants	5,755,396	5,755,396
Common Warrants	4,876,860	—
Other warrants	1,826,144	2,170,403
Total	21,708,400	18,675,799

April 2025 Offering

On April 4, 2025, the Company entered into a securities purchase agreement (the “2025 Securities Purchase Agreement”) with an institutional accredited investor. Pursuant to the 2025 Securities Purchase Agreement, on April 7, 2025 the Company issued 3,850,000 shares of Class A common stock and a pre-funded warrant to purchase up to 1,026,860 shares of Class A Common Stock in a registered direct offering priced at-the-market under Nasdaq rules (the “Registered Direct Offering”). The public offering price for each share was $0.8202 and the public offering price for each pre-funded warrant was $0.8201. In addition, in a concurrent private placement (together with the Registered Direct Offering, the “April 2025 Offering”), the Company issued unregistered common stock warrants (the “Common Warrants”) to purchase up to 4,876,860 shares of the Company’s Class A Common Stock. The pre-funded warrant has an exercise price of $0.0001 per share, is exercisable immediately and may be exercised at any time. The Common Warrants have an exercise price of $0.8202, are exercisable upon receipt of stockholder approval of the issuance of the shares of Class A Common Stock underlying the Common Warrants, which was obtained on May 30, 2025 and will expire five years after such stockholder approval on May 30, 2025. The net proceeds to the Company from the April 2025 Offering were $3,645, after payment of the placement agent’s fees of $355. The Company allocated the transaction costs among the liability-classified and equity-classified securities issued in the April 2025 Offering. The portion of such costs allocated to liability-classified securities is included in “Private placement costs expensed” in the unaudited condensed consolidated statements of operations and comprehensive loss. During the nine months ended June 30, 2025, the investor fully exercised the prefunded warrant.

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

In connection with the April 2025 Offering, the Company also amended the outstanding PIPE Common Warrants—comprised of Series A Warrants and Series B Warrants (issued in July 2024) to purchase up to an aggregate of 5,755,396 shares of Class A Common Stock—to reduce the exercise price from $1.39 per share to $0.8202 per share, which became exercisable beginning on the effective date of stockholder approval, which was obtained on May 30, 2025. The Company also extended the term of the Series B warrants from January 3, 2026 to April 3, 2026. The term of the Series A Warrants remains unchanged and will expire on January 3, 2030.

The Company also issued the placement agent warrants to purchase an aggregate of 682,760 shares of Class A Common Stock. These warrants have an exercise price of $0.8202 per share, become exercisable upon stockholder approval, will expire on April 4, 2030 and are not transferable prior to October 1, 2025.

Liability-Classified Warrants

The Company accounts for the Private Warrants as liabilities because they do not meet the derivative scope exception for contracts in the Company’s own stock. At the time of Closing, the Company estimated the aggregate fair value of the Private Warrants using the Black-Scholes option-pricing model and recognized a liability of $150. As of June 30, 2025, all of the Private Warrants remain outstanding and the Company adjusted the carrying amount of the liability to its estimated fair value of $300. As a result of changes in the fair value of the liability, the Company recorded non-cash gains (losses) of $30 and $(412) for the nine months ended June 30, 2025 and 2024, which are included in “Change in fair value of warrants” in the condensed consolidated statements of operations and comprehensive loss.

The Company also accounts for the PIPE Common Warrants (issued in a July 2024 private placement) and the Common Warrants and the prefunded warrants (each issued in the April 2025 Offering) as liabilities because they do not meet the derivative scope exception for contracts in the Company’s own stock. As of June 30, 2025, the Company adjusted the carrying amount of the liability for the PIPE Common Warrants and Common Warrants to its estimated fair value of $3,456, included in “Other noncurrent liabilities” in the condensed consolidated balance sheets. As a result of changes in the fair value of the liability, the Company recorded non-cash gains of $600 and $1,207, respectively, for the three months and nine months ended June 30, 2025, which are included in “Change in fair value of warrants” in the condensed consolidated statements of operations and comprehensive loss.

Other Warrants

During the nine months ended June 30, 2025, PIPE Warrants to purchase an aggregate of 1,500,000 shares of the Company’s Class A Common Stock were exercised, for net proceeds to the Company of $15.

In connection with the Merger, all of Legacy Mobix’s outstanding warrants were assumed by the Company and converted into the same number of warrants to purchase shares of the Company’s Class A Common Stock, with no change to their exercise prices or other terms. Subsequent to the Merger, warrants to purchase an aggregate of 373,031 shares were exercised and converted into 369,671 shares of Class A Common Stock, with no cash proceeds to the Company.

During the nine months ended June 30, 2024, the Company issued warrants to purchase an aggregate of 205,965 shares of its common stock at $0.01 per share in connection with borrowings and warrants to purchase an aggregate of 27,413 shares of common stock at a price of $0.01 per share to investors in connection with the sale of shares of its common stock. The Company also issued warrants to purchase 130,000 shares of its Class A Common Stock at $0.01 per share to a service provider, in respect of services rendered to Legacy Mobix prior to the Merger.

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

In addition, during the nine months ended June 30, 2024 Legacy Mobix failed to repay the principal amount of a note payable by its maturity date and was obligated to issue warrants to purchase 103,000 shares of its Class A Common Stock at $0.01 per share to the lender as additional consideration. During the nine months ended June 30, 2024, the Company recognized $732 of interest expense for the estimated fair value of these warrants.

Note 17 - Warrants

Private Placement

In July 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with an institutional accredited investor in connection with a private placement (the “Private Placement”). Pursuant to the Securities Purchase Agreement, the Company issued an unregistered pre-funded warrant (the “Pre-Funded Warrant”) to purchase up to 2,877,698 unregistered shares of the Company’s Class A Common Stock. The Company also issued warrants to purchase an aggregate of 5,755,396 shares of the Company’s Class A Common Stock (“PIPE Common Warrants”). Gross proceeds from the Private Placement were $4,000, before payment of fees and expenses to the placement agent of $415.

The Pre-Funded Warrant has an exercise price of $0.001 per share, is immediately exercisable upon issuance and will expire when exercised in full. In August 2024, the investor exercised the Pre-Funded Warrant in full, for net cash proceeds to the Company of $3.

The PIPE Common Warrants are comprised of Series A warrants to purchase up to 2,877,698 shares of Class A Common Stock (the “Series A Warrants”) and Series B warrants to purchase up to 2,877,698 shares of Class A Common Stock (the “Series B Warrants”). The PIPE Common Warrants have an exercise price of $1.39 per share and are exercisable beginning on the effective date of stockholder approval of the issuance of the shares of common stock upon exercise of the PIPE Common Warrants. The Series A Warrants will expire five years from the date of such stockholder approval and the Series B warrants will expire twelve months from the date of stockholder approval.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

In connection with the Private Placement, the Company paid placement agent fees and expenses of $415 and issued the placement agent warrants to purchase an aggregate of 201,439 shares of its Class A Common Stock (the “Placement Agent Warrants”). The Placement Agent Warrants have an exercise price of $1.7375 per share, are exercisable upon stockholder approval and will expire five years thereafter. Moreover, upon any exercise for cash of the PIPE Common Warrants, the Company is obligated to pay the placement agent cash fees aggregating 8% of the gross exercise price and issue to the placement agent warrants to purchase a number of shares of Common Stock equal to 7.0% of the aggregate number of such shares of Class A Common Stock underlying the PIPE Common Warrants.

The Company also entered into a registration rights agreement and filed with the Securities and Exchange Commission a registration statement to register for resale the shares of Class A Common Stock issuable upon exercise of the PIPE Common Warrants, the Pre-Funded Warrants and the Placement Agent Warrants, which became effective on August 28, 2024.

The Company evaluated the Pre-Funded Warrant and the PIPE Common Warrants and concluded that those warrants do not meet the derivative scope exception. Specifically, the warrants contain provisions that affect their settlement amounts which are not inputs into the pricing of a fixed-for-fixed option on equity shares. Therefore, the warrants are not considered indexed to the Company’s stock and must be classified as liabilities. At the time of the private placement, the Company recognized an initial liability totaling $6,397 for the warrants. The Company subsequently adjusted the carrying amount of the liability to its estimated fair value as of September 30, 2024 (or, in the case of the Pre-Funded Warrant, through the date of exercise) and for the year ended September 30, 2024 the Company recognized a net non-cash loss of $1,202 from the initial issuance and subsequent change in the fair value of the warrants, which is included in “Other non-operating losses, net” in the consolidated statements of operations and comprehensive loss. As of September 30, 2024, all of the PIPE Common Warrants remained outstanding and the related liability of $1,809 is included in “Other noncurrent liabilities” in the consolidated balance sheets. In addition, the Company determined that the Placement Agent Warrants met the criteria for classification as equity, and recognized a charge of $82 upon issuance. The Company estimated the fair value of the warrants using the Black-Scholes option pricing model with the following ranges of assumptions: expected volatility of 54.8% to 55.7%; no expected dividend yield; risk-free interest rate of 3.5% to 4.8%; and a contractual term of one to five years.

Public and Private Warrants

In connection with its initial public offering, Chavant issued 6,000,000 Public Warrants and 3,400,000 Private Warrants (of which 400,000 Private Warrants were subsequently forfeited by the Sponsor), each of which entitles the holder to purchase one share of the Company’s Class A Common Stock at a price of $11.50 per share, subject to adjustments. The Public Warrants and Private Warrants are exercisable at any time commencing thirty days after the completion of the Merger and terminating five years after the completion of the Merger. The Company may redeem the Public Warrants at a price of $0.01 per warrant if the last reported sale of the Company’s Class A Common Stock equals or exceeds $18.00 per share for any twenty trading days within a thirty-day period after the Public Warrants become exercisable.

The Private Warrants are identical to the Public Warrants, except that the Private Warrants and shares of Class A Common Stock issuable upon the exercise of the Private Warrants are not transferable, assignable or salable until thirty days after the completion of the Merger, subject to certain limited exceptions. Additionally, the Private Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

Both the Public Warrants and Private Warrants are subject to adjustment if the Company issues additional equity securities for capital raising purposes at price (the “Newly Issued Price”) below specified levels; if the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds available for funding Merger at the Closing; and, if the VWAP of the Company’s Class A Common Stock during a specified period (“Market Value”) is below $9.20 per share. In such event, the exercise price of the warrants will be adjusted to be equal to 115% of the Market Value and the $18.00 per share redemption trigger price will be adjusted to be equal to 180% of the Newly Issued Price. As a result of the issuances of shares under the PIPE Subscription Agreement and other agreements in connection with the Merger, the Company adjusted the exercise price of the warrants from $11.50 to $5.79 per share and adjusted the redemption trigger price from $18.00 to $9.06 per share. During the year ended September 30, 2024, the Company recognized a noncash deemed dividend of $661 as a result of the warrant price adjustment.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

Upon the Closing, the Company concluded that the Public Warrants meet the derivative scope exception for contracts in the Company’s own stock and recorded the Public Warrants in stockholders’ equity. The Company concluded that the Private Warrants do not meet the derivative scope exception and are accounted for as liabilities. Specifically, the Private Warrants contain provisions that affect the settlement amounts dependent upon the characteristics of the holder of the warrant, which is not an input into the pricing of a fixed-for-fixed option on equity shares. Therefore, the Private Warrants are not considered indexed to the Company’s stock and must be classified as a liability. At the time of Closing, the Company estimated the aggregate fair value of the Private Warrants using the Black-Scholes option-pricing model and recognized a liability of $150. As of September 30, 2024, all of the Private Warrants remained outstanding and the Company adjusted the carrying amount of the liability to its estimated fair value of $330, which is included in “Other noncurrent liabilities” in the consolidated balance sheets. As a result of the increase in the fair value of the liability, the Company recorded a non-cash loss of $180 for the year ended September 30, 2024, which is included in “Other non-operating losses, net” in the consolidated statements of operations and comprehensive loss.

PIPE Warrants

In connection with the PIPE Subscription Agreements, the Company issued the investors warrants to purchase shares of Class A Common Stock at an exercise price of $0.01 per share. The Company evaluated these warrants and concluded that they meet the derivative scope exception for contracts in the Company’s own stock. Consequently, the PIPE warrants were recorded in stockholders’ equity.

Other Warrants

During the year ended September 30, 2024, the Company issued warrants to purchase 130,000 shares of its Class A Common Stock at $0.01 per share to a service provider, in respect of services rendered to Legacy Mobix prior to the Merger. In addition, as described in Note 11, Debt, during the year ended September 30, 2024 Legacy Mobix failed to repay the principal amount of a note payable by its maturity date and was obligated to issue warrants to purchase 103,000 shares of its Class A Common Stock at $0.01 per share to the lender as additional consideration. The Company initially recorded a liability of $732 in the consolidated balance sheets for the estimated fair value of the warrants. For the year ended September 30, 2024, the Company recognized a non-cash gain of $400 from the change in the fair value of the liability, which is included in “Other non-operating losses, net” in the consolidated statements of operations and comprehensive loss. The Company valued the warrants using a probability-weighted expected return model. In April 2024, the Company issued the warrants to the lender, and the lender exercised the warrants.

During the years ended September 30, 2024 and 2023, the Company issued warrants to purchase an aggregate of 201,965 and 239,464 shares of its common stock, respectively, in connection with borrowings. See Note 11, Debt.

Legacy Mobix Warrants

In connection with the Merger, all of Legacy Mobix’s outstanding warrants were assumed by the Company and converted into the same number of warrants to purchase shares of the Company’s Class A Common Stock, with no change to their exercise prices or other terms. Subsequent to the Merger, warrants to purchase an aggregate of 373,031 shares were exercised and converted into 369,671 shares of Class A Common Stock, with no cash proceeds to the Company.

During the year ended September 30, 2024, Legacy Mobix granted warrants to purchase an aggregate of 27,413 shares of common stock at a price of $0.01 per share to investors in connection with the sale of shares of its common stock. See Note 16, Equity. Also during the year ended September 30, 2023, Legacy Mobix issued warrants to purchase an aggregate of 300,000 shares of its common stock at $3.00 per share to non-service providers. In December 2022, the holders exercised these warrants and purchased 300,000 shares of Legacy Mobix common stock for cash proceeds of $900.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

During the year ended September 30, 2023, Legacy Mobix issued warrants to service providers to purchase an aggregate of 950 shares of its common stock at exercise prices of $0.01 to $3.00 per share. The Company valued the warrants using the Black-Scholes option pricing model with the following ranges of assumptions: expected volatility of 52.7% to 54.1%; no expected dividend yield; risk-free interest rate of 3.6% to 5.4%; and a contractual term of one to two years. The Company recognized the $5,419 aggregate fair value of the warrants in selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss for the year ended September 30, 2023. Effective March 2023, one warrant to purchase 200,000 shares of common stock was cancelled. In June 2023, warrants to purchase an aggregate of 260,000 shares of Legacy Mobix common stock were exercised for proceeds to the Company of $3.

See Note 12, Fair Value Measurements, for additional information on the Company’s measurements with respect to the warrants issued in connection with the foregoing transactions.